Gains and Losses on derecognition of Financial Assets at measured at Amortized Cost (Tables)	6 Months Ended
Jun. 30, 2022
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Table Text]
The table below presents the gains and (losses) arising from derecognition of these securities.
	Three months ended		Six months ended
in € m.	Jun 30, 2022	Jun 30, 2021¹	Jun 30, 2022	Jun 30, 2021¹
Gains	1	9	3	11
Losses	(5)	(3)	(7)	(6)
Net gains (losses) from derecognition of securities measured at amortized cost	(4)	6	(4)	4

[1]Prior years' comparatives aligned to presentation in the current year.